Consolidated Statements of Loss and Other Comprehensive Loss - CAD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Expenses
Amortization and depreciation of equipment and intangible assets (Notes 7 and 8)	$ 18,435	$ 18,436	$ 157,760
Amortization of right-of-use assets (Note 9)			(69,849)
Consulting fees	3,529,884	1,045,539	1,982,846
Foreign exchange loss (gain)	203,212	238,206	(39,050)
General and administrative	280,467	425,865	1,743,415
Lease liability expense (Note 9)			479,164
Professional fees	895,379	879,054	1,447,202
Promotion and marketing	123,219	437,689	185,952
Repairs and maintenance			22,808
Research and development	2,677,286	5,420,634	284,700
Wages, salaries and employment expenses	1,732,771	1,742,402	1,720,419
Total expenses	9,460,653	10,207,825	7,915,367
Loss from operations	(9,460,653)	(10,207,825)	(7,915,367)
Other income (expenses)
Accretion expense (Notes 10 and 11)	(55,687)	(6,584)	(33,054)
Change in unrealized gains (losses) on warrant liabilities (Notes 13(a) and 13(b))	5,362	131,250	(73,885)
Financial guarantee expense (Notes 9 and 21(e))	(23,917)	(1,224,522)	(182,200)
Gain on sale/abandonment of assets, net (Notes 4 and 5)		191,699	804,429
Interest expense	(11,491)	(51,761)	(7,046)
Interest income			265
(Loss) gain on debt modification (Note 10)	(197,205)	56,264
Loss on impairment of intangible assets (Note 8)			(12,116,908)
Other	18,136	26,933	(40,358)
Penalties recovery (expense) (Note 19)	94,973	(344,492)
Settlements and legal provisions, net (Notes 4, 18 and 21)	257,710	(563,470)	(120,000)
Unidentifiable assets acquired (Note 6(a))			(16,666,666)
Total other income (expenses)	87,881	(1,784,683)	(28,435,423)
Net loss before income taxes	(9,372,772)	(11,992,508)	(36,350,790)
Income tax expense (Note 19)		(166,666)
Net loss for the year	(9,372,772)	(12,159,174)	(36,350,790)
Other comprehensive income (loss) to be reclassified to profit and loss subsequently
Foreign currency translation adjustment of foreign operations	(17,990)	139,819	(62,380)
Net comprehensive loss for the year	(9,390,762)	(12,019,355)	(36,413,170)
Net loss attributable to:
Company's shareholders	(9,016,201)	(12,159,174)	(36,350,790)
Non-controlling interests (Note 16)	(356,571)
Net loss attributable	(9,372,772)	(12,159,174)	(36,350,790)
Net comprehensive loss attributable to:
Company's shareholders	(9,034,664)	(12,019,355)	(36,413,170)
Non-controlling interests (Note 16)	(356,098)
Net comprehensive loss attributable	$ (9,390,762)	$ (12,019,355)	$ (36,413,170)
Net loss per share, basic and diluted	$ (0.10)	$ (0.16)	$ (1.34)
Weighted average shares outstanding, basic and diluted	86,560,760	75,469,531	27,027,028